Note 17 - Stock-based Compensation Plans - Assumptions Used in Black-scholes Model for Each Grant (Details)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Expected dividend yield (%)
Expected volatility (%)	26.40%	23.50%	23.60%
Risk-free rate (%)	0.70%	1.40%	2.00%
Expected option life (years) (Year)	5 years	5 years	5 years